Lease Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Lease Obligations
Lease Obligations

F.                         Lease Obligations

On June 18, 2012, the Company transferred ownership of the Sunrise Pipeline, an approximately 40 mile, FERC-regulated transmission pipeline which was under construction at the time and placed into service on July 28, 2012, to EQT. Concurrent with the transfer, the Company entered into a lease agreement with EQT for the lease of the Sunrise Pipeline. Under the lease, Equitrans operates the pipeline as part of its transmission and storage system under the rates, terms, and conditions of its FERC-approved tariff. While the lease agreement was effective June 18, 2012, no lease payments were due pursuant to this lease agreement until the Sunrise Pipeline was placed into service. The lease payment due each month is the lesser of the following alternatives: (1) a revenue-based payment reflecting the revenues generated by the operation of the Sunrise Pipeline minus the actual costs of operating the Sunrise Pipeline and (2) a payment based on depreciation expense and pre-tax return on invested capital for the Sunrise Pipeline. As a result, the payments to be made under the Sunrise Pipeline lease will be variable and are not expected to have a net positive or negative impact on distributable cash flow.

At the time the lease was entered into, management determined that the lease was a capital lease as the present value of the estimated minimum lease payments exceeded the fair value of the leased property. Thus, the gross capital lease assets and obligations recorded in 2012 were approximately $216 million, which represented the costs incurred through December 31, 2012 to construct the pipeline and was estimated to be the fair value of the leased property.  Additional closeout construction costs of approximately $2 million were incurred by EQT during the first quarter of 2013, which increased the fair value of the leased property. Completion of the pipeline closeout construction is anticipated to continue into the second quarter of 2013, which will further increase the fair value of the leased property. Once closeout construction is complete, management will finalize the estimate of the fair value of the asset and will revise the estimates of the lease obligation and related asset as necessary.  Currently, management expects that the fair value of the asset will be approximately $225 million once closeout construction is complete.

For the three months ended March 31, 2013, interest expense of $4.0 million and depreciation expense of $3.7 million was recorded related to this capital lease.  Additionally, Sunrise lease payments totaled $6.9 million related to the three months ended March 31, 2013.

7.         Lease Obligations

On June 18, 2012, the Company transferred ownership of the Sunrise Pipeline, which was under construction at the time and placed into service on July 28, 2012, to EQT. Concurrent with the transfer, the Company entered into a capital lease with EQT for the lease of the Sunrise Pipeline. Under the capital lease, the Company operates the pipeline as part of its transmission and storage system under the rates, terms, and conditions of its FERC-approved tariff. While the lease agreement was effective June 18, 2012, no lease payments were due pursuant to this lease agreement until the Sunrise Pipeline was placed into service. The lease payment due each month following the in-service date, is the lesser of the following alternatives: (1) a revenue-based payment reflecting the revenues generated by the operation of the Sunrise Pipeline minus the actual costs of operating the Sunrise Pipeline and (2) a payment based on depreciation expense and pre-tax return on invested capital for the Sunrise Pipeline. As a result, the payments to be made under the Sunrise Pipeline lease will be variable and are not expected to have a net positive or negative impact on distributable cash flow.

Management determined that the Sunrise Pipeline lease was a capital lease as the present value of the estimated minimum lease payments exceeded the fair value of the leased property. Thus, the gross capital lease assets and obligations recorded in 2012 were approximately $216 million, which represented the costs incurred to construct the pipeline to date and was estimated to be the fair value of the leased property.  Additional closeout construction costs will be incurred by EQT which should also increase the fair value. Completion of the pipeline closeout construction is anticipated to continue into the first quarter of 2013. Once closeout construction is complete, management will finalize the estimate of the fair value of the asset and will revise the estimates of the lease obligation and related asset as necessary.  Currently, management expects that the fair value of the asset will be approximately $225 million once closeout construction is complete.

For the year ended December 31, 2012, interest expense of $6.9 million and depreciation expense of $7.1 million were recorded related to this capital lease.  At December 31, 2012, accumulated depreciation was $7.1 million, net capital lease assets were $208.6 million and capital lease obligations were $212.8 million. Additionally, Sunrise Pipeline lease payments related to 2012 were $10.3 million.

The following is a schedule of the estimated future minimum lease payments under the capital lease together with the present value of the net minimum lease payments as of December 31, 2012:

Year ending December 31,
(Thousands)
2013	$25,368
2014	25,588
2015	25,588
2016	25,588
2017	25,588
Later years	214,739
Total minimum lease payments(a)	$342,459
Less: Amount representing interest(b)	(129,617)
Present value of net minimum lease payments	$212,842

(a) There were no amounts representing contingent rentals or executory costs (such as taxes, maintenance and insurance) included in the total minimum lease payments.

(b)   Amount necessary to reduce net minimum lease payments to the fair value of the property at December 31, 2012 as the present value calculated at the Company’s incremental borrowing rate exceeded the fair value of the property at inception of the lease.